Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 17.2%
Adeia, Inc. 7.961% due 06/08/2028		$2,584	$2,589
Advisor Group, Inc. 8.845% due 08/17/2028		3,000	2,971
AI Silk Midco Ltd. 8.351% (Euribor 6MO + 5.000%) due 03/04/2031 ~	EUR	3,000	3,329
AL GCX Holdings LLC 7.868% (TSFR1M + 2.750%) due 05/17/2029 ~		$99	100
Aligned Data Centers International LP 8.426% (TSFR3M + 3.500%) due 05/16/2028 «~		5,000	4,978
Apro LLC 8.868% due 07/09/2031		5,500	5,526
BDO U.S.A. PC 10.845% due 08/31/2028 «		4,490	4,535
Caesars Entertainment, Inc. 7.595% due 02/06/2031		2,985	2,989
Castlelake Aviation Ltd. 7.697% due 10/22/2027		2,948	2,962
Chobani LLC 8.595% due 10/25/2027		2,978	2,990
Comexposium
1.138% - 4.414% (TSFR3M + 3.250%) due 03/28/2025 «~	EUR	1,000	1,280
4.969% (EUR012M + 4.000%) due 03/28/2026 «~		1,025	1,312
CoreWeave Compute Acquisition Co. LLC TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		$5,400	5,403
Cotiviti, Inc. 8.451% due 05/01/2031 «		2,985	2,987
Covanta Holding Corp. 7.345% - 7.588% due 11/30/2028		2,993	2,998
Dye & Durham Corp. 8.954% due 04/11/2031		2,393	2,408
EPIC Y-Grade Services LP 11.068% (TSFR3M + 5.750%) due 06/29/2029 ~		3,325	3,320
Forward Air Corp. 9.752% due 12/19/2030		1,736	1,727
Frontier Communications Corp. 8.763% (TSFR3M + 3.500%) due 07/01/2031 ~		2,700	2,724
Gateway Casinos & Entertainment Ltd.
12.531% due 10/18/2027	CAD	3,166	2,376
13.221% due 10/15/2027		$1,809	1,836
GBT U.S. LLC 8.279% (TSFR3M + 3.000%) due 07/25/2031 ~		4,000	3,997
Global Medical Response, Inc. 10.461% (TSFR1M + 5.500%) due 10/31/2028 ~		2,382	2,372
Harp Finco Ltd. TBD% due 01/30/2032 «µ	GBP	3,865	5,064
iHeartCommunications, Inc. 7.960% due 05/01/2026		$2,900	2,521
ITT Holdings LLC 7.945% due 10/11/2030		2,992	3,000
Janus International Group LLC 7.345% due 08/03/2030		4,800	4,808
JSG, Inc.
TBD% due 06/29/2026 µ		200	200
TBD% (PRIME + 3.500%) due 06/29/2026 ~		798	798
Kohler Energy Co. LLC 9.354% due 05/01/2031		1,995	2,016
LABL, Inc. 9.945% due 10/29/2028		4,987	4,885
LC Ahab U.S. Bidco LLC 8.345% due 05/01/2031		5,000	5,028
LifePoint Health, Inc. 10.054% (TSFR3M + 4.750%) due 11/16/2028 ~		6,667	6,672
Matador Bidco SARL 9.095% due 07/30/2029		2,500	2,507
MI Windows and Doors LLC 8.345% due 03/28/2031		2,494	2,501
Mitnick Corporate Purchaser, Inc. 9.852% (TSFR3M + 4.500%) due 05/02/2029 ~		4,278	3,825
Modena Buyer LLC 9.104% due 07/01/2031		5,000	4,798
Phoenix Guarantor, Inc. 8.095% due 02/21/2031		3,990	3,984

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	September 30, 2024 (Unaudited)

PolarisNewco LLC 9.514% due 06/02/2028		4,987	4,911
Poseidon Bidco SASU TBD% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	3,000	2,590
Project Alpha Intermediate Holding, Inc. 9.002% (TSFR3M + 3.750%) due 10/28/2030 ~		$3,980	3,993
Promotora de Informaciones SA 8.898% (Euribor 3MO + 5.220%) due 12/31/2026 ~	EUR	2,400	2,649
PUG LLC 9.595% due 03/15/2030		$2,948	2,951
Rockpoint Gas Storage Partners LP TBD% due 09/12/2031		3,000	2,991
SCUR-Alpha 1503 GmbH TBD% due 03/29/2030		1,995	1,907
Star Parent, Inc. 8.354% (TSFR3M + 3.750%) due 09/27/2030 ~		4,987	4,860
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026	EUR	10,506	4,025
Subcalidora 2 SARL 9.095% (Euribor 3MO + 5.750%) due 08/14/2029 «~		3,338	3,641
Syniverse Holdings, Inc. 11.604% due 05/13/2027		$5,565	5,510
Teneo Holdings LLC 9.595% due 03/13/2031		2,289	2,302
TGP Holdings III LLC 8.195% due 06/29/2028		2,939	2,779
Triton Water Holdings, Inc. 8.604% (TSFR3M + 4.000%) due 03/31/2028 ~		3,980	3,985
U.S. Renal Care, Inc. 9.960% due 06/20/2028		4,379	4,009
Unicorn Bay 13.000% due 12/31/2026 «	HKD	31,155	4,033
Upfield BV 8.178% (Euribor 6MO + 4.500%) due 01/03/2028 ~	EUR	5,500	6,126
Varsity Brands, Inc. 8.821% due 08/26/2031		$4,000	3,978
Wand NewCo 3, Inc. 8.095% - 8.105% (TSFR3M + 3.250%) due 01/30/2031 ~		5,000	5,000
WaterBridge Midstream Operating LLC 9.603% due 05/10/2029		4,000	3,998

Total Loan Participations and Assignments (Cost $197,169)			196,554

CORPORATE BONDS & NOTES 23.1%
BANKING & FINANCE 4.7%
Banca Monte dei Paschi di Siena SpA 10.500% due 07/23/2029 (k)	EUR	2,100	2,875
Brandywine Operating Partnership LP
8.300% due 03/15/2028 (k)		$2,000	2,158
8.875% due 04/12/2029 (k)		800	885
Burford Capital Global Finance LLC 9.250% due 07/01/2031 (k)		4,100	4,417
Charles River Re Ltd. 11.296% due 05/10/2031 •		1,900	1,960
EPR Properties 3.750% due 08/15/2029 (k)		3,100	2,901
Fortress Transportation & Infrastructure Investors LLC 7.000% due 05/01/2031 (k)		5,000	5,275
GA Global Funding Trust 2.900% due 01/06/2032 (k)		2,700	2,347
HAT Holdings LLC 8.000% due 06/15/2027 (k)		5,000	5,303
Integrity Re Ltd.
21.546% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		650	690
27.546% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		650	698
Ladder Capital Finance Holdings LLLP 7.000% due 07/15/2031 (k)		3,000	3,184
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)(k)		8,298	5,806
Piedmont Operating Partnership LP 6.875% due 07/15/2029 (k)		4,000	4,206
Sammons Financial Group, Inc. 6.875% due 04/15/2034 (k)		5,000	5,353
Starwood Property Trust, Inc. 7.250% due 04/01/2029 (k)		2,700	2,835
Winston RE Ltd.
14.796% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		1,000	1,048
16.296% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		1,000	1,051

			52,992

INDUSTRIALS 16.4%
Altice France Holding SA
8.000% due 05/15/2027	EUR	1,800	626

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	September 30, 2024 (Unaudited)

10.500% due 05/15/2027		$2,400	832
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029 (k)		4,600	4,304
Arcosa, Inc. 6.875% due 08/15/2032		4,000	4,190
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		2,550	2,561
Caesars Entertainment, Inc. 6.500% due 02/15/2032 (k)		3,000	3,105
Capstone Borrower, Inc. 8.000% due 06/15/2030 (k)		3,576	3,792
Cloud Software Group, Inc. 6.500% due 03/31/2029 (k)		4,400	4,382
Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/2030 (k)		5,500	5,590
CNX Midstream Partners LP 4.750% due 04/15/2030 (f)(k)		2,300	2,152
Community Health Systems, Inc. 5.625% due 03/15/2027 (k)		5,700	5,613
DISH DBS Corp.
5.250% due 12/01/2026		4,800	4,445
5.750% due 12/01/2028		5,200	4,553
DISH Network Corp. 11.750% due 11/15/2027		2,500	2,626
Dye & Durham Ltd. 8.625% due 04/15/2029 (k)		2,500	2,647
Garda World Security Corp. 7.750% due 02/15/2028 (k)		2,000	2,076
Global Partners LP 8.250% due 01/15/2032 (f)(k)		200	208
GYP Holdings Corp. 4.625% due 05/01/2029 (k)		4,300	4,103
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032 (k)		3,700	3,835
8.875% due 07/15/2028 (k)		800	849
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028 (k)		4,000	3,976
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (k)		1,547	1,484
Inter Media & Communication SpA 6.750% due 02/09/2027 (k)	EUR	3,073	3,477
JetBlue Airways Corp. 9.875% due 09/20/2031 (k)		$2,800	2,952
KBR, Inc. 4.750% due 09/30/2028 (k)		3,500	3,350
Kodiak Gas Services LLC 7.250% due 02/15/2029 (k)		4,000	4,143
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029 (k)		5,700	5,698
LABL, Inc. 8.625% due 10/01/2031 (c)		3,000	2,980
Masterbrand, Inc. 7.000% due 07/15/2032 (k)		2,700	2,832
Matador Resources Co. 6.250% due 04/15/2033		4,000	3,943
Mavis Tire Express Services Topco Corp. 6.500% due 05/15/2029 (k)		4,000	3,847
McGraw-Hill Education, Inc. 7.375% due 09/01/2031 (k)		3,500	3,634
Mineral Resources Ltd. 9.250% due 10/01/2028 (k)		4,000	4,264
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032 (k)		2,500	2,593
NCR Corp. 5.250% due 10/01/2030 (k)		4,400	4,291
New Fortress Energy, Inc. 8.750% due 03/15/2029 (k)		2,290	1,726
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 (k)		500	335
11.750% due 10/15/2028 (k)		3,800	3,750
NextEra Energy Operating Partners LP
4.500% due 09/15/2027 (h)(k)		1,275	1,247
7.250% due 01/15/2029 (h)(k)		800	844
Noble Finance LLC 8.000% due 04/15/2030 (k)		2,000	2,065
Olympus Water U.S. Holding Corp. 6.250% due 10/01/2029 (k)		1,335	1,293
Phinia, Inc. 6.750% due 04/15/2029 (k)		500	517
Rand Parent LLC 8.500% due 02/15/2030 (k)		5,000	5,104
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028 (h)(k)		6,000	6,282
Suburban Propane Partners LP 5.000% due 06/01/2031 (f)(k)		2,900	2,706

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	September 30, 2024 (Unaudited)

ThamesWater Utilities Finance PLC 4.375% due 01/18/2031	EUR	3,900	3,162
Transocean, Inc. 8.000% due 02/01/2027 (k)		$4,500	4,501
Triton Water Holdings, Inc. 6.250% due 04/01/2029 (k)		2,500	2,500
UKG, Inc. 6.875% due 02/01/2031 (k)		4,000	4,136
Valaris Ltd. 8.375% due 04/30/2030 (k)		6,700	6,907
Vital Energy, Inc. 7.875% due 04/15/2032 (k)		6,500	6,301
Vmed O2 U.K. Financing PLC 7.750% due 04/15/2032 (k)		4,000	4,111
Weatherford International Ltd. 8.625% due 04/30/2030 (k)		3,000	3,128
West China Cement Ltd. 4.950% due 07/08/2026 (k)		3,400	2,626
Xerox Holdings Corp. 8.875% due 11/30/2029 (k)		1,900	1,767
Yorkshire Water Finance PLC 5.250% due 04/28/2030	GBP	2,000	2,569
ZipRecruiter, Inc. 5.000% due 01/15/2030 (k)		$4,800	4,348

			187,878

UTILITIES 2.0%
Aethon United BR LP 7.500% due 10/01/2029 (c)(g)		5,000	5,070
Anglian Water Services Financing PLC 6.625% due 01/15/2029 þ	GBP	2,000	2,779
Northumbrian Water Finance PLC 4.500% due 02/14/2031		2,000	2,496
Southern Water Services Finance Ltd. 1.625% due 03/30/2027		2,200	2,434
Talen Energy Supply LLC 8.625% due 06/01/2030 (k)		$3,700	4,035
Vistra Operations Co. LLC 6.875% due 04/15/2032 (k)		3,000	3,158
Yinson Production Financial Services Pte Ltd. 9.625% due 05/03/2029		3,000	3,082

			23,054

Total Corporate Bonds & Notes (Cost $254,807)			263,924

MUNICIPAL BONDS & NOTES 0.0%
MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		500	399

Total Municipal Bonds & Notes (Cost $398)			399

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.7%
AG Trust 7.112% due 07/15/2041 •		500	501
Angel Oak Mortgage Trust 4.800% due 11/25/2067 þ(k)		924	919
APS Resecuritization Trust 1.443% due 08/28/2054 ~		6,681	1,802
Atrium Hotel Portfolio Trust 8.794% due 06/15/2035 •		4,600	4,580
Bear Stearns ALT-A Trust 4.302% due 08/25/2036 ~		1,187	797
Bear Stearns Mortgage Funding Trust 5.329% due 10/25/2036 •(k)		14,848	13,355
BX Trust
7.814% due 05/15/2035 •		5,000	4,987
8.137% due 01/17/2039 •		3,000	2,881
CIM Trust 5.400% due 04/25/2062 ~		303	304
Citigroup Mortgage Loan Trust 3.000% due 09/25/2064 ~(k)		20,781	18,897
Colony Mortgage Capital Ltd.
6.711% due 11/15/2038 •(k)		3,115	2,981
7.954% due 11/15/2038 •		2,500	2,185
Countrywide Alternative Loan Trust
6.000% due 07/25/2037		1,011	608
6.069% due 02/25/2036 •		1,573	1,221
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.115% due 01/25/2060 ~(k)		2,769	2,366
3.904% due 11/10/2032 ~		5,200	1,037

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	September 30, 2024 (Unaudited)

GCATTrust 4.250% due 05/25/2067 ~(k)	925	903
GS Mortgage Securities Corp. Trust 6.344% due 07/15/2035 •	998	756
GS Mortgage-Backed Securities Trust 3.750% due 10/25/2057 (k)	2,479	2,434
HarborView Mortgage Loan Trust 5.599% due 03/19/2036 •(k)	19,957	13,342
JP Morgan Chase Commercial Mortgage Securities Trust
5.693% due 04/15/2037 •	976	951
6.744% due 11/15/2035 •	5,000	4,299
7.094% due 11/15/2035 •	5,000	3,942
8.394% due 02/15/2035 •	1,018	982
MFA Trust 6.105% due 12/25/2068 þ(k)	846	854
Mill City Mortgage Loan Trust
3.250% due 08/25/2059 ~(k)	2,850	2,508
3.250% due 10/25/2069 ~(k)	9,232	8,993
3.750% due 05/25/2058 ~	2,596	2,332
Morgan Stanley Mortgage Loan Trust 6.731% due 08/25/2036 þ	2,598	474
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.010% due 08/25/2036 þ	8,128	2,313
OBX Trust 6.465% due 10/25/2063 þ(k)	838	852
OPEN Trust 8.186% due 10/15/2028 •(k)	443	448
PRKCM Trust 7.225% due 11/25/2058 þ(k)	875	897
PRPM LLC 4.000% due 11/25/2053 þ(k)	430	420
PRPM Trust 6.221% due 11/25/2068 þ(k)	886	898
Residential Accredit Loans, Inc. Trust 6.000% due 09/25/2036	2,542	2,015
Residential Asset Securitization Trust
5.500% due 09/25/2035	5,447	2,612
6.000% due 04/25/2036	995	437
Seasoned Credit Risk Transfer Trust
0.000% due 08/25/2056 (b)(d)	3,193	491
0.075% due 08/25/2056 ~(a)	131,214	440
1.186% due 08/25/2056 ~(a)	33,906	4,126
3.813% due 05/25/2057 ~	4,917	2,090
4.155% due 10/25/2058 ~	12,081	5,246
4.357% due 05/25/2064 «~	10,445	5,171
4.916% due 02/25/2059 ~	2,527	1,119
5.409% due 08/25/2059 ~	10,219	4,699
SMRT Commercial Mortgage Trust 6.097% due 01/15/2039 •(k)	500	496
Towd Point Mortgage Trust
3.000% due 06/25/2058 ~(k)	1,784	1,695
3.500% due 03/25/2058 ~(k)	13,500	12,972
4.106% due 04/25/2056 ~(k)	3,460	3,403
Verus Securitization Trust
6.259% due 12/25/2068 þ(k)	839	854
6.876% due 11/25/2068 ~(k)	895	918

Total Non-Agency Mortgage-Backed Securities (Cost $155,357)		156,803

ASSET-BACKED SECURITIES 16.5%
Aames Mortgage Investment Trust 7.669% due 01/25/2035 •	3,500	2,607
ACE Securities Corp. Home Equity Loan Trust
5.269% due 07/25/2037 •	2,163	766
5.369% due 12/25/2036 •	17,520	4,620
5.729% due 03/25/2037 •	1,576	647
Apex Credit CLO Ltd. 0.000% due 10/20/2034 ~	5,100	2,959
Centex Home Equity Loan Trust
5.524% due 06/25/2036 •(k)	17,000	14,941
5.899% due 09/25/2034 •	459	454
CIT Mortgage Loan Trust 6.719% due 10/25/2037 •(k)	15,000	14,574
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 6.589% due 10/25/2034 •	1,894	1,454
College Avenue Student Loans LLC
0.000% due 06/25/2054 «(d)	5	2,289
6.610% due 06/25/2054 «	626	650
8.660% due 06/25/2054 «	902	956
Countrywide Asset-Backed Certificates Trust
3.392% due 04/25/2036 •(k)	7,200	6,118
5.993% due 02/25/2036 þ	612	593
Credit-Based Asset Servicing & Securitization LLC 2.832% due 01/25/2036 þ	19	16
Credit-Based Asset Servicing & Securitization Trust 5.249% due 10/25/2036 •(k)	7,801	7,082

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	September 30, 2024 (Unaudited)

FirstFranklin Mortgage Loan Trust
5.209% due 10/25/2036 •(k)		11,555	7,583
5.449% due 05/25/2036 •		1,500	1,282
7.115% due 10/25/2033 •		2,521	2,463
7.294% due 05/25/2034 •		196	175
GSAA Home Equity Trust
4.225% due 03/25/2036 ~		5,063	3,091
5.049% due 03/25/2037 •		8,534	1,573
5.329% due 12/25/2046 •		12,948	3,981
5.429% due 12/25/2046 •		2,265	923
5.589% due 12/25/2035 •		4,908	4,731
5.689% due 12/25/2035 •		734	655
GSAMP Trust
5.289% due 04/25/2036 •(k)		13,451	10,042
5.539% due 02/25/2036 •(k)		9,041	9,076
Home Equity Asset Trust 5.449% due 08/25/2036 •		3,398	3,360
HSI Asset Securitization Corp. Trust 5.169% due 04/25/2037 •		113	77
JP Morgan Mortgage Acquisition Trust
5.099% due 12/25/2036 •		5,329	3,340
5.329% due 08/25/2036 •		3,549	2,284
5.537% due 10/25/2036 þ		2,050	1,249
6.080% due 08/25/2036 þ		1,208	743
6.364% due 07/25/2036 •		5,000	4,240
Long Beach Mortgage Loan Trust
5.469% due 07/25/2036 •		1,658	659
5.619% due 09/25/2034 •		1,094	1,078
Merrill Lynch Mortgage Investors Trust 6.844% due 04/25/2035 •(k)		1,540	1,468
MF1 LLC 6.702% due 03/19/2039 •(k)		9,000	9,007
Morgan Stanley ABS Capital, Inc. Trust
5.089% due 09/25/2036 •		787	272
6.844% due 11/25/2034 •		1,741	1,532
New Century Home Equity Loan Trust 6.049% due 01/25/2034 •		518	525
NovaStar Mortgage Funding Trust 5.469% due 09/25/2036 •		4,957	2,071
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.929% due 08/25/2035 •		5,619	4,701
6.919% due 02/25/2035 •		670	554
PFP Ltd. 6.915% due 09/17/2039 •(k)		500	502
Residential Asset Mortgage Products Trust 5.701% due 01/25/2034 •		3,644	3,747
Residential Asset Securities Corp. Trust
5.269% due 09/25/2036 •(k)		8,650	7,909
5.764% due 02/25/2036 •		4,041	3,307
Saxon Asset Securities Trust 5.869% due 12/26/2034 •		1,767	1,705
Securitized Asset-Backed Receivables LLC Trust 5.409% due 04/25/2037 •		1,561	1,040
Soundview Home Loan Trust
5.149% due 08/25/2037 •		2,639	2,562
5.449% due 11/25/2036 •		7,363	2,072
5.469% due 11/25/2036 •		278	262
5.919% due 10/25/2037 •		6,720	5,154
Structured Asset Securities Corp. Mortgage Loan Trust
5.289% due 10/25/2036 •		4,055	3,499
5.674% due 02/25/2035 •		1,117	1,029
6.769% due 05/25/2035 •		1,004	826
7.219% due 04/25/2031 •		2,772	2,752
8.344% due 11/25/2035 •(k)		8,309	7,591
Wells Fargo Home Equity Asset-Backed Securities Trust 9.469% due 10/25/2034 •		1,707	1,758

Total Asset-Backed Securities (Cost $185,503)			189,176

SOVEREIGN ISSUES 1.0%
Colombia Government International Bond
8.000% due 11/14/2035 (k)		1,900	2,030
8.750% due 11/14/2053 (k)		2,500	2,748
Romania Government International Bond
5.375% due 03/22/2031 (k)	EUR	2,500	2,854
5.625% due 02/22/2036 (k)		2,500	2,767
Turkey Government International Bond
51.594% due 05/20/2026 ~	TRY	46,200	1,363

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	September 30, 2024 (Unaudited)

51.594% due 05/17/2028 ~	4,500	131

Total Sovereign Issues (Cost $11,527)		11,893

	SHARES
COMMON STOCKS 31.0%
ENERGY 30.3%
Enbridge, Inc.	713,200	28,972
Kinder Morgan, Inc.	1,601,000	35,366
TC Energy Corp.	768,200	36,517
Venture Global Holdings 'A'«(i)	3,473	217,035
Williams Cos., Inc.	648,300	29,595

		347,485

FINANCIALS 0.1%
Intelsat Emergence SA«(i)	21,303	633

HEALTH CARE 0.6%
Bayer AG	193,100	6,518

Total Common Stocks (Cost $140,845)		354,636

MASTER LIMITED PARTNERSHIPS 18.5%
ENERGY 18.5%
Energy Transfer LP	4,083,599	65,542
Enterprise Products Partners LP	1,869,787	54,430
MPLX LP	1,312,600	58,358
Plains All American Pipeline LP	492,030	8,547
Western Midstream Partners LP	654,978	25,059

Total Master Limited Partnerships (Cost $172,500)		211,936

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (j) 0.7%		8,200

U.S. TREASURY BILLS 0.0%
4.600% due 12/19/2024 (d)(e)(n)	$143	142

Total Short-Term Instruments (Cost $8,341)		8,342

Total Investments in Securities (Cost $1,126,447)		1,393,663

	SHARES
INVESTMENTS IN AFFILIATES 9.7%
SHORT-TERM INSTRUMENTS 9.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%
PIMCO Short-Term Floating NAV Portfolio III	11,456,509	111,552

Total Short-Term Instruments (Cost $111,504)		111,552

Total Investments in Affiliates (Cost $111,504)		111,552

Total Investments 131.4% (Cost $1,237,951)		$1,505,215
Financial Derivative Instruments(l)(m)2.3%(Cost or Premiums, net $(1))		26,786
Other Assets and Liabilities, net (33.7)%		(386,672)

Net Assets Applicable to Common Shareholders 100.0%		$1,145,329

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Comprises of a debt issuance of a qualified publicly-traded partnership (“QPTP”).
(g)

As a result of the completion of a recent corporation action, common units of the previous QPTP are no longer publicly traded. The succeeding entity per the respective corporate action is treated as a Corporation for U.S. Tax purposes.

(h)	This Company is structured like a Master Limited Partnership, but is not treated as a QPTP for required regulated investment company (“RIC”) asset diversification purposes.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Intelsat Emergence SA	02/05/2020 - 02/23/2024	$1,699	$633	0.06%
Venture Global Holdings 'A'	06/27/2019 - 09/07/2022	22,361	217,035	18.95

$24,060	$217,668	19.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.950%	09/30/2024	10/01/2024	$8,200	U.S. Treasury Notes 4.125% due 03/31/2029	$(8,358)	$8,200	$8,201

Total Repurchase Agreements	$(8,358)	$8,200	$8,201

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.050%	09/20/2024	10/18/2024	$(3,282)	$(3,287)
BPS	3.920	09/03/2024	11/04/2024	EUR	(2,734)	(3,052)
BYR	5.320	08/15/2024	11/13/2024	$(18,494)	(18,633)
5.360	09/09/2024	01/09/2025	(2,457)	(2,466)
CEW	5.440	09/10/2024	12/10/2024	(25,851)	(25,941)
DEU	(1.500)	09/20/2024	TBD(3)	(1,668)	(1,667)
5.650	08/01/2024	11/01/2024	(3,872)	(3,909)
5.800	08/01/2024	11/01/2024	(23,065)	(23,291)
5.800	09/25/2024	11/01/2024	(2,841)	(2,844)
5.820	05/30/2024	11/26/2024	(302)	(308)
5.850	07/10/2024	10/10/2024	(38,182)	(38,697)
IND	5.360	09/18/2024	12/17/2024	(2,900)	(2,906)
5.380	09/18/2024	12/17/2024	(5,882)	(5,893)
5.390	09/18/2024	12/17/2024	(6,253)	(6,265)
5.410	09/18/2024	12/17/2024	(7,205)	(7,219)
5.420	09/18/2024	12/17/2024	(1,807)	(1,811)

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	September 30, 2024 (Unaudited)

5.450	09/17/2024	12/16/2024	(18,793)	(18,832)
5.460	09/18/2024	12/17/2024	(1,354)	(1,357)
5.590	09/19/2024	12/19/2024	(1,237)	(1,240)
5.620	09/03/2024	12/02/2024	(1,820)	(1,828)
5.640	09/19/2024	12/19/2024	(1,259)	(1,261)
5.690	09/19/2024	12/19/2024	(2,366)	(2,371)
MBC	3.695	09/03/2024	12/03/2024	EUR	(4,646)	(5,188)
3.815	09/03/2024	11/04/2024	(2,132)	(2,381)
RTA	5.855	08/22/2024	02/21/2025	$(28,766)	(28,972)
SOG	5.260	09/18/2024	12/18/2024	(5,344)	(5,354)
5.370	09/18/2024	12/18/2024	(20,906)	(20,946)
5.560	09/03/2024	12/03/2024	(4,134)	(4,152)
5.870	06/12/2024	10/09/2024	(702)	(714)
5.870	07/08/2024	10/08/2024	(14,385)	(14,585)
5.870	08/20/2024	10/08/2024	(966)	(972)
5.890	09/26/2024	03/26/2025	(56,622)	(56,668)
TDM	3.000	09/20/2024	TBD(3)	(3,035)	(3,038)
5.000	09/20/2024	TBD(3)	(10,105)	(10,120)
WFS	5.780	09/12/2024	12/12/2024	(18,861)	(18,919)

Total Reverse Repurchase Agreements	$(347,087)

(k)	Securities with an aggregate market value of $402,070 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(238,405) at a weighted average interest rate of 5.726%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

California Carbon Allowance December Futures	12/2024	208	$7,513	$519	$44	$0
California Carbon Allowance December Futures	12/2025	1,076	41,006	507	258	0

Total Futures Contracts	$1,026	$302	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2034	$100	$(1)	$4	$3	$0	$0

Total Swap Agreements	$(1)	$4	$3	$0	$0

Cash of $3,160 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	HKD	6,826	$877	$0	$(1)
BPS	10/2024	EUR	3,205	3,557	0	(11)
10/2024	HKD	24,286	3,118	0	(7)
10/2024	$751	DKK	5,022	0	(1)
10/2024	10,538	EUR	9,513	52	0
11/2024	DKK	5,014	$751	1	0
12/2024	$1,790	MXN	36,066	22	0
BRC	10/2024	GBP	7,995	$10,547	0	(142)
10/2024	$6,729	TRY	237,349	51	0
11/2024	199	7,442	8	0
01/2025	TRY	5,648	$148	0	(1)
CBK	10/2024	$150	DKK	999	0	0
11/2024	DKK	997	$150	0	0
11/2024	$9,110	BRL	51,150	245	0
DUB	02/2025	4,845	MXN	98,032	32	0
FAR	10/2024	EUR	3,126	$3,495	16	0

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	September 30, 2024 (Unaudited)

10/2024	$37,854	EUR	33,852	0	(172)
11/2024	EUR	33,852	$37,906	172	0
11/2024	$3,500	EUR	3,126	0	(16)
GLM	10/2024	CAD	31,063	$22,991	51	(28)
10/2024	$3,018	EUR	2,711	0	(1)
02/2025	2,183	MXN	44,438	29	0
JPM	10/2024	DKK	18,199	$2,714	2	(5)
10/2024	$1,572	DKK	10,485	0	(6)
11/2024	DKK	10,467	$1,572	7	0
11/2024	$11,295	TRY	425,941	454	0
12/2024	2,865	107,985	37	0
MBC	10/2024	70,207	CAD	94,326	0	(461)
10/2024	10,693	GBP	7,995	0	(4)
11/2024	CAD	94,250	$70,207	462	0
11/2024	GBP	7,995	10,693	4	0
MYI	10/2024	DKK	8,251	1,230	0	(3)
10/2024	EUR	40,160	44,758	54	0
10/2024	$1,481	DKK	9,907	0	(1)
11/2024	DKK	9,890	$1,481	1	0
RBC	10/2024	CAD	7,245	5,326	0	(31)
10/2024	EUR	813	907	2	0
11/2024	$908	EUR	813	0	(2)
SCX	10/2024	1,365	1,228	2	0
TOR	10/2024	CAD	55,952	$41,571	199	0
UAG	12/2024	$8	MXN	153	0	0

Total Forward Foreign Currency Contracts	$1,903	$(893)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Receive	AMZX Index	25,138	5.360% (FEDL01 plus a specified spread)	Maturity	01/08/2025	$50,002	$0	$4,136	$4,136	$0
Receive	Alerian MLP Total Return Index	773	5.420% (FEDL01 plus a specified spread)	Maturity	09/24/2025	1,695	0	23	23	0
JPM	Receive	Alerian Midstream Energy Total Return Index	7,678	5.510% (FEDL01 plus a specified spread)	Maturity	11/06/2024	6,432	0	1,074	1,074	0
Receive	Alerian Midstream Energy Total Return Index	9,879	5.600% (FEDL01 plus a specified spread)	Monthly	11/06/2024	9,947	0	(44)	0	(44)
Receive	AMZX Index	12,312	5.380% (FEDL01 plus a specified spread)	Maturity	01/22/2025	22,681	0	3,757	3,757	0
MYI	Receive	Alerian Midstream Energy Total Return Index	23,390	4.860% (FEDL01 plus a specified spread)	Maturity	01/22/2025	18,180	0	4,568	4,568	0
Receive	Alerian Midstream Energy Total Return Index	5,209	5.280% (FEDL01 plus a specified spread)	Maturity	01/22/2025	4,401	0	701	701	0

$0	$14,215	$14,259	$(44)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	Plains All American Pipeline LP	170,000	5.330% (FEDL01 plus a specified spread)	Monthly	11/13/2024	$2,953	$0	$(13)	$0	$(13)
FAR	Receive	Plains All American Pipeline LP	706,000	5.360% (FEDL01 plus a specified spread)	Maturity	11/06/2024	11,084	0	1,400	1,400	0
Receive	Western Gas Partners LP	410,000	5.360% (FEDL01 plus a specified spread)	Maturity	11/06/2024	11,341	0	4,879	4,879	0
GST	Receive	Energy Transfer LP	938,239	5.430% (FEDL01 plus a specified spread)	Maturity	03/19/2025	13,933	0	1,212	1,212	0

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	September 30, 2024 (Unaudited)

	Receive	Enterprise Products Partners LP	398,000	5.430% (FEDL01 plus a specified spread)	Maturity	03/19/2025		10,997	0	598	598	0
	Receive	MPLX LP	399,000	5.430% (FEDL01 plus a specified spread)	Maturity	03/19/2025		15,896	0	1,937	1,937	0
	Receive	Plains All American Pipeline LP	274,000	5.430% (FEDL01 plus a specified spread)	Maturity	03/19/2025		4,526	0	240	240	0
	Receive	Western Gas Partners LP	117,425	5.430% (FEDL01 plus a specified spread)	Maturity	03/19/2025		3,544	0	1,024	1,024	0
MYI	Receive	AIA Group Ltd.	65,000	4.660% (ESTRON plus a specified spread)	Monthly	02/04/2026	EUR	511	0	(18)	0	(18)

									$0	$11,259	$11,290	$(31)

Total Swap Agreements									$0	$25,474	$25,549	$(75)

(n)

Securities with an aggregate market value of $142 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0		$163,321	$33,233		$196,554
Corporate Bonds & Notes
Banking & Finance						0		52,992	0		52,992
Industrials						0		187,878	0		187,878
Utilities						0		23,054	0		23,054
Municipal Bonds & Notes
Michigan						0		399	0		399
Non-Agency Mortgage-Backed Securities						0		151,632	5,171		156,803
Asset-Backed Securities						0		185,281	3,895		189,176
Sovereign Issues						0		11,893	0		11,893
Common Stocks
Energy						130,450		0	217,035		347,485
Financials						0		0	633		633
Health Care						6,518		0	0		6,518
Master Limited Partnerships
Energy						211,936		0	0		211,936
Short-Term Instruments
Repurchase Agreements						0		8,200	0		8,200
U.S. Treasury Bills						0		142	0		142

						$348,904		$784,792	$259,967		$1,393,663
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$111,552		$0	$0		$111,552

Total Investments						$460,456		$784,792	$259,967		$1,505,215

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						302		0	0		302
Over the counter						0		27,452	0		27,452

						$302		$27,452	$0		$27,754
Financial Derivative Instruments - Liabilities
Over the counter						$0		$(968)	$0		$(968)

Total Financial Derivative Instruments						$302		$26,484	$0		$26,786

Totals						$460,758		$811,276	$259,967		$1,532,001

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	September 30, 2024 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$23,053	$12,559	$(5,498)	$14	$0	$249	$5,579	$(2,723)	$33,233	$246
Non-Agency Mortgage-Backed Securities	0	5,222	0	17	0	(68)	0	0	5,171	(68)
Asset-Backed Securities	2,201	0	(2)	0	1	166	1,605	(76)	3,895	163
Common Stocks
Energy	212,794	0	0	0	0	4,241	0	0	217,035	4,241
Financials	792	0	0	0	0	(159)	0	0	633	(159)

Totals	$238,840	$17,781	$(5,500)	$31	$1	$4,429	$7,184	$(2,799)	$259,967	$4,423

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$14,916	Discounted Cash Flow			Discount Rate			7.200 - 99.999	36.257
		5,064	Other Valuation Techniques(2)			—			99.999	—
		4,033	Proxy Pricing			Base Price			100.000	—
		9,220	Third Party Vendor			Broker Quote			98.000 - 100.063	99.230
Non-Agency Mortgage-Backed Securities		5,171	Proxy Pricing			Base Price			99.999	—
Asset-Backed Securities		3,895	Discounted Cash Flow			Discount Rate			99.999	—
Common Stocks
Energy		217,035	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	99.999	—
Financials		633	Comparable Companies			EBITDA Multiple		X	4.400	—

Total		$259,967

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Cayman Subsidiary, NRGX SPV I LLC and NRGX SPV II LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Dynamic Income Strategy Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All intercompany transactions and balances have been eliminated. These structures were established so that certain investments could be held by separate legal entities from the Fund. See the table below for details regarding the structure, incorporation and relationship of each Subsidiary as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets
Cayman Commodity Fund IX, Ltd	12/14/2018	1.0%
NRGX SPV I LLC	11/07/2022	0.0%
NRGX SPV II LLC	11/07/2022	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result,

Notes to Financial Statements (Cont.)

to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund's transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Notes to Financial Statements (Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$107,084	$339,207	$(334,800)	$32	$29	$111,552	$1,034	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
CEW	Canadian Imperial Bank of Commerce World Markets	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	MXN	Mexican Peso
CAD	Canadian Dollar	GBP	British Pound	TRY	Turkish New Lira
DKK	Danish Krone	HKD	Hong Kong Dollar	USD (or $)	United States Dollar

Index/Spread Abbreviations:
AMZX	Alerian MLP Total Return Index	EUR012M	12 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
ESTRON	Euro Short-Term Rate	FEDL01	Federal funds effective rate	TSFR1M	Term SOFR 1-Month
EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate	TSFR3M	Term SOFR 3-Month

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
ALT	Alternate Loan Trust	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced